Derivative financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2026	Dec. 31, 2025
Cost of sales [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	$ (2,650)	$ 1,037	$ (421)	$ (1,336)
Finance costs
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	(2,932)	$ (3,177)	(3,632)	$ (3,591)
Other Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets						$ 140
Buy EUR | Futures contract [member] | Other Derivative Financial Instruments | United States Dollar | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD						5,698
Current derivative financial assets						21
Buy EUR | Futures contract [member] | Other Derivative Financial Instruments | United States Dollar | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	5,656		5,656
Current derivative financial liabilities	(73)		(73)
Buy EUR | Forward contract [member] | Other Derivative Financial Instruments | United States Dollar | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	38,658		38,658			31,874
Current derivative financial liabilities	(23)		(23)			(45)
Buy USD | Futures contract [member] | Other Derivative Financial Instruments | Mexican Peso | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD					$ 10,864
Current derivative financial liabilities					(176)
Buy USD | Futures contract [member] | Other Derivative Financial Instruments | Argentine Peso | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD						4,300
Current derivative financial assets						11
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Mexican Peso | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD					5,407
Current derivative financial liabilities					(132)
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Southafrican Rand | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	13,480		13,480			5,064
Current derivative financial liabilities	(73)		(73)			(27)
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Moroccan Dirham | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	8,468		8,468			8,740
Current derivative financial liabilities	0		0			(167)
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | United Arab Emirates Dirham | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD						900
Current derivative financial assets						0
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Saudi Riyal | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD					4,504
Current derivative financial liabilities					(5)
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Turkish lira [member] | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	14,220		14,220			1,533
Current derivative financial liabilities	(114)		(114)			(31)
Buy USD | Forward contract [member] | Other Derivative Financial Instruments | Thai Baht | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD					2,887
Current derivative financial liabilities					(8)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Brazilian Real | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	15,700		15,700		27,128	7,929
Current derivative financial liabilities	(99)		(99)		$ (198)	(142)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Indian Rupee | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD						3,475
Current derivative financial assets						16
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Indian Rupee | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	6,294		6,294
Current derivative financial liabilities	(106)		(106)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Egyptian Pound | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	16,834		16,834			12,908
Current derivative financial liabilities	(1,251)		(1,251)			(379)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Chilean Peso | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	8,288		8,288
Current derivative financial assets	2		2
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Vietnamese Dong | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	3,786		3,786			5,000
Current derivative financial liabilities	(89)		(89)			(48)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Nigerian Naira | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	6,138		6,138			4,759
Current derivative financial liabilities	(20)		(20)			(179)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Peso filipino [Member] | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD						4,500
Current derivative financial assets						4
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Pakistani Rupee | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	4,012		4,012			4,193
Current derivative financial liabilities	(77)		(77)			(30)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Baht tailandés | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	4,793		4,793
Current derivative financial assets	84		84
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | West African CFA franc | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	1,000		1,000
Current derivative financial assets	19		19
Sell Eur | Other Derivative Financial Instruments | United States Dollar | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(14,854)		(14,854)			(15,294)
Current derivative financial assets	0		0			3
Sell USD | Futures contract [member] | Other Derivative Financial Instruments | Argentine Peso | Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(2,000)		(2,000)
Current derivative financial liabilities	(3)		(3)
Sell USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Southafrican Rand | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(7,028)		(7,028)
Current derivative financial assets	38		38
Sell USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Brazilian Real | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(9,062)		(9,062)			(10,961)
Current derivative financial assets	15		15			$ 85
Sell USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Turkish lira [member] | Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(7,027)		(7,027)
Current derivative financial assets	$ 11		$ 11